Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Current liabilities
Direct employee benefits payable	$ 20,964,474		$ 20,052,946
Provisions	35,850,857		34,338,518
Total	$ 56,815,331	$ 2,926	$ 54,391,464